REMUNERATION OF KEY MANAGEMENT PERSONNEL	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
REMUNERATION OF KEY MANAGEMENT PERSONNEL

7. REMUNERATION OF KEY MANAGEMENT PERSONNEL

$’000	Year ended March 31,
	2026		2025		2024
	Fees and short term employee benefits	Post employment benefits	Fees and short term employee benefits	Post employment benefits	Fees and short term employee benefits	Post employment benefits

Total Key Management Personnel	1,936	13	1,878	6	1,282	2

Key management personnel of the Group are comprised of directors and officers of the Company.

All bonuses are short term. There was $550k in post-employment severance payments made during 2025.

The following share options were granted to directors and officers in the following periods:

	Year ended March 31,
	2026	2025	2024
	Number of options	Number of options	Number of options

Directors	2,457,424	645,930	180,000
Other key management personnel	937,588	382,999	170,000
	3,395,012	1,028,929	350,000

No share options were exercised by directors or officers during the years ended March 31, 2026, 2025 and 2024..

The Group and Company made $14,051 of payments to a defined contribution pension schemes on behalf of Directors or employees during the year ended March 31, 2026 (March 31, 2025: $6,277, March 31 2024: $5,598).